Property, Plant and Equipment, net - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Land	€ 105.7	€ 94.6
Carrying amount	1,999.3	1,589.5	€ 1,600.8
Depreciation	325.3	315.4	€ 308.2
Land, Buildings and Constructions [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	286.6	79.0
Carrying amount	1,290.2	1,063.8
Depreciation	98.5	92.8
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	85.4	39.1
Carrying amount	565.1	413.1
Depreciation	166.7	174.8
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	4.5	7.8
Carrying amount	19.7	14.3
Depreciation	21.3	19.2
Furniture, Fixtures and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Assets under construction in carrying amount	7.8	9.3
Carrying amount	124.3	98.3
Depreciation	€ 38.8	€ 28.6